INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 649	$ 180	$ 243
Foreign	6,757	2,151	1,949
Total	$ 7,406	$ 2,331	$ 2,192